Label	Element	Value
Lord Abbett Micro-Cap Growth Fund | Lord Abbett Micro-Cap Growth Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Lord Abbett Micro-Cap Growth Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The first sentence of the fourth paragraph under the section titled “More Information About the Funds – Principal Investment Strategies” relating to the Lord Abbett Fundamental Equity Fund, Lord Abbett Fundamental Equity Portfolio, and Lord Abbett Micro Cap Growth Fund will be replaced with the following:

The Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, ADRs, Global Depositary Receipts (“GDRs”), and other similar depositary receipts.

Please retain this document for your future reference.